Schedule of Fair Value, Assets Measured on Recurring Basis (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Investment in bitcoin, number of bitcoin	1,922.73	1,937.86	2,750.14
Investment in bitcoin, per bitcoin fair value	$ 114,401.99	$ 93,393.01	$ 42,014.39
Investment in bitcoin, at fair value, units	219,963,579	180,982,533	115,545,433	$ 46,253,445
Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Investment in bitcoin, at fair value, units	219,963,579
Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Investment in bitcoin, at fair value, units		180,982,533	115,545,433
Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Investment in bitcoin, at fair value, units